Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000040838
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	Investor Class
Trading Symbol	TRRNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Investor Class	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 10,722,994,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	4.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,722,994
Number of Portfolio Holdings	26

Holdings [Text Block]
Domestic Equity Funds	73.0%
International Equity Funds	25.8
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	16.3%
T. Rowe Price Growth Stock Fund	15.1
T. Rowe Price U.S. Large-Cap Core Fund	10.6
T. Rowe Price Equity Index 500 Fund	10.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price Mid-Cap Growth Fund	3.9
T. Rowe Price Mid-Cap Value Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049244
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	Advisor Class
Trading Symbol	PAROX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Advisor Class	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 10,722,994,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	4.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,722,994
Number of Portfolio Holdings	26

Holdings [Text Block]
Domestic Equity Funds	73.0%
International Equity Funds	25.8
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	16.3%
T. Rowe Price Growth Stock Fund	15.1
T. Rowe Price U.S. Large-Cap Core Fund	10.6
T. Rowe Price Equity Index 500 Fund	10.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price Mid-Cap Growth Fund	3.9
T. Rowe Price Mid-Cap Value Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049245
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	R Class
Trading Symbol	RRTVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - R Class	$60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
AssetsNet	$ 10,722,994,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	4.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,722,994
Number of Portfolio Holdings	26

Holdings [Text Block]
Domestic Equity Funds	73.0%
International Equity Funds	25.8
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	16.3%
T. Rowe Price Growth Stock Fund	15.1
T. Rowe Price U.S. Large-Cap Core Fund	10.6
T. Rowe Price Equity Index 500 Fund	10.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price Mid-Cap Growth Fund	3.9
T. Rowe Price Mid-Cap Value Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244830
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	I Class
Trading Symbol	TRJMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - I Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 10,722,994,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	4.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,722,994
Number of Portfolio Holdings	26

Holdings [Text Block]
Domestic Equity Funds	73.0%
International Equity Funds	25.8
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	16.3%
T. Rowe Price Growth Stock Fund	15.1
T. Rowe Price U.S. Large-Cap Core Fund	10.6
T. Rowe Price Equity Index 500 Fund	10.6
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Value Equity Fund	7.1
T. Rowe Price International Stock Fund	6.5
T. Rowe Price Real Assets Fund	6.5
T. Rowe Price Mid-Cap Growth Fund	3.9
T. Rowe Price Mid-Cap Value Fund	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless